Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash dividends declared, per shares	$ 0.60	$ 0.60	$ 0.85
Shares of stock pursuant to dividend reinvestment plan	69,289	73,411	106,230
Shares of stock pursuant to exercise of stock options	6,144	5,973	8,788
Net change in fair value of available-for-sale securities, tax	$ 2,245	$ 4,261	$ 1,058
Repurchase of common shares	2,053
Common Stock [Member]
Shares of stock pursuant to dividend reinvestment plan	69,289	73,411	106,230
Shares of stock pursuant to exercise of stock options	6,144	5,973	8,788
Repurchase of common shares	2,053
Additional Paid-in Capital [Member]
Shares of stock pursuant to dividend reinvestment plan	69,289	73,411	106,230
Shares of stock pursuant to exercise of stock options	6,144	5,973	8,788
Repurchase of common shares	2,053
Retained Earnings [Member]
Cash dividends declared, per shares	$ 0.60	$ 0.60	$ 0.85
Net Unrealized Gain (Loss) On Available-For- Sale Securities [Member]
Net change in fair value of available-for-sale securities, tax	$ 2,245	$ (4,261)	$ 1,058